Valuation Charges (Tables)	12 Months Ended
Apr. 24, 2016
Valuation Charges
Schedule of valuation charges

	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014
Property and equipment, net impairment charges	$—	$9,000	$14,200
Intangible asset impairment charge	—	—	12,153
Goodwill impairment charges:
Bettendorf	—	—	60,000
Lula	—	—	36,000
Vicksburg	—	—	5,000

Total goodwill impairment charges	—	—	101,000

Total impairment valuation charges	$—	$9,000	$127,353

Schedule of remaining goodwill balance by property
April 24,
2016
Bettendorf	$5,713
Black Hawk	30,533
Boonville	2,599
Kansas City	7,183
Lula	6,581
Vicksburg	27,167

Total	$79,776